Prepaid expenses and other current assets (Details) - USD ($) $ in Millions	Dec. 31, 2020	Dec. 31, 2019
Prepaid expenses and other current assets.
Gold bullion	$ 18.6	$ 26.2
Prepaid expenses	16.4	17.5
Stream ounces inventory	0.5	4.4
Debt issue costs	0.6	0.7
Prepaid expenses and other current assets	$ 36.1	$ 48.8